Financial instruments and risk management	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Disclosure of financial instruments [text block]
4 FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.1 Financial risks management
4.1.1 Overview
As a result of its activities, the Company is exposed to various financial risks, which are managed in accordance with the Financial Risk Management, Counterparty and Issuer Risk, Debt, Derivative and Cash Management Policies (“Financial Policies”) approved at the Board of Directors' meeting.
The main factors considered by Management are:
(i)Liquidity;
(ii)Credit;
(iii)Exchange rate;
(iv)Interest rate;
(v)Fluctuations of pulp selling and commodity prices; and
(vi)Capital.

Management are focused on generating consistent and sustainable results over time, however, arising from external risk factors, unintended levels of volatility can influence the Company’s cash flow and income statement.
The Company has policies and procedures for managing market risk which aims to:
(i)Reduce, mitigate or transfer exposure with the aim of protecting the Company’s cash flow and assets against fluctuations in the market prices of raw material and products, exchange rates and interest rates, price and adjustment indices ("market risk") or other assets or instruments traded in liquid or illiquid markets to which the value of the assets, liabilities and cash flow are exposed;
(ii)Establish limits and instruments with the purpose of allocating the Company's cash to financial institutions falling within acceptable credit risk exposure parameters; and
(iii)Optimize the process of contracting financial instruments for protection against exposure to risk, drawing on natural hedges and correlations between the prices of different assets and markets, avoiding any waste of funds for inefficient transactions. All financial transactions entered into by the Company aim to protect existing exposures, with the assumption of new risks being prohibited, except those arising from its operating activities.
Hedging instruments are contracted exclusively for hedging purposes and are based on the following terms:
(i)Protection of cash flow against currency mismatches;
(ii)Protection of revenue flows for debt settlement and interest payments against fluctuations in interest rates and currencies; and
(iii)Protection against fluctuations in the prices of pulp and other supplies related to production.
The Treasury team is responsible for identification, evaluating and seeking protection against possible financial risks. The Board of Directors approves financial policies that establish the principles and guidance for global risk management, the areas involved in these activities, the use of derivative and non-derivative financial instruments, and the allocation of a cash surplus.
The Company only uses the most liquid financial instruments, and:
(i)Does not enter into leveraged transactions or other forms of embedded options that change the purpose of protection (hedge);
(ii)Does not have double-indexed debt or other forms of implied options; and
(iii)Does not have any transactions requiring margin deposits or other forms of collateral for counterparty credit risk.
The Company does not use hedge accounting. Therefore, gains and losses from derivative operations are fully recognized in the statements of income, as disclosed in Note 26.
4.1.2 Classification
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	12/31/2025	12/31/2024
Assets
Amortized cost
Cash and cash equivalents	5	15,179,753	9,018,818
Trade accounts receivable	7	6,560,607	9,132,860
Other assets (1)		595,069	628,275
		22,335,429	18,779,953
Fair value through other comprehensive income
Investments	14.1	901,181	1,138,066
		901,181	1,138,066
Fair value through profit or loss
Derivative financial instruments	4.5.1	9,571,661	3,887,100
Marketable securities	6	10,252,454	13,363,511
		19,824,115	17,250,611
		43,060,725	37,168,630
Liabilities
Amortized cost
Trade accounts payable	17	5,141,386	6,033,285
Loans, financing and debentures	18.1	94,801,257	101,435,531
Lease liabilities	19.2	6,929,890	6,972,915
Liabilities for assets acquisitions and subsidiaries	23	94,840	120,490
Dividends and interests on own capital payable		1,393,121	2,200,917
Other liabilities (1)		141,884	143,330
		108,502,378	116,906,468
Fair value through profit or loss
Derivative financial instruments	4.5.1	9,341,349	10,454,820
		9,341,349	10,454,820
		117,843,727	127,361,288
		74,783,002	90,192,658
(1)Does not include items not classified as financial instruments.
4.1.3 Fair value of loans and financing
The financial instruments are recognized at their contractual amounts. In order to determine the market values of financial instruments traded in public and liquid markets, the market closing prices were used at the balance sheet dates. The fair values of interest rate and index swaps are calculated based on the present value of their future cash flow, discounted at the current interest rates available for transactions with similar remaining terms to maturity. This calculation is based on the quotations of B3 and ANBIMA for interest rate transactions in Brazilian Reais, and the Federal Reserve Bank of New York and Bloomberg for Secured Overnight Financing Rate (“SOFR”) transactions. The fair value of forward or forward exchange agreements is determined using the forward exchange rates prevailing at the balance sheet dates, in accordance with B3 prices.
In order to determine the fair values of financial instruments traded in over-the-counter or unliquidated markets, a number of assumptions and methods based on normal market conditions and not for liquidation or forced sale, are used at each balance sheet date, including the use of option pricing models such as Garman-Kohlhagen, and estimates of discounted future cash flow. The fair value of agreements for the fixing of oil bunker prices is obtained based on the Platts index.
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/methodology	12/31/2025	12/31/2024
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	36,655,663	48,734,909
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	18,404,795	22,740,891
Assets Financing	SOFR	277,172	422,115
ECA - Export Credit Agency	SOFR	1,979,202	864,202
IFC - International Finance Corporation	SOFR	5,442,675	6,261,715
Panda Bonds - CNY	Fixed	1,964,329	951,125
In local currency
BNDES – TJLP	DI 1	95,167	171,109
BNDES – TLP	DI 1	4,193,766	3,275,012
BNDES – TR	DI 1	90,356	33,466
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	547,000	645,139
BNDES – UMBNDES	DI 2	253,500	106,966
Assets Financing	DI 1	49,911	60,566
Debentures	DI 1/IPCA	10,873,596	12,002,992
NCE (“Export Credit Notes”)	DI 1	105,865	108,308
NCR (“Rural Credit Notes”)	DI 1	5,520,478	2,424,457
CPR ("Rural Product Note")	DI 1	1,472,697
ECO INVEST – Agroindustrial Credit	DI 1	334,422
		88,260,594	98,802,972
The book values of loans and financing are disclosed in Note 18.
Management considers that, for its other financial assets and liabilities measured at amortized cost, their book values approximate their fair values, and therefore the fair value information is not being presented.
4.2 Liquidity risk management
The Company’s purpose is to maintain a strong cash and marketable securities position to meet its financial and operating commitments. The amount held in cash is intended to cover the expected outflows in the normal course of its operations, while the cash surplus is generally invested in highly liquid financial investments according to the Cash Management Policy.
The cash position is monitored by the Company’s Management, by means of management reports and participation in performance meetings with determined frequencies.
In the year ended December 31, 2025, the variations in cash and marketable securities were as expected, and the cash generated from operations was mostly used for investments and debt service.
All derivative financial instruments were traded over the counter and do not require deposit guarantee margins.
The remaining contractual maturities of financial liabilities are presented as of the balance sheet date.
The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

						12/31/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,141,386	5,141,386	5,141,386
Loans, financing and debentures	94,801,257	136,586,565	5,690,098	16,894,643	46,428,491	67,573,333
Lease liabilities	6,929,890	13,281,230	2,761,632	1,235,951	3,161,325	6,122,322
Liabilities for asset acquisitions and subsidiaries	94,840	115,108	19,904	18,993	76,211
Derivative financial instruments	9,341,349	13,741,567	1,139,273	849,920	3,815,705	7,936,669
Dividends and interests on own capital payable	1,393,121	1,393,121	1,393,121
Other liabilities	141,884	141,884	49,554	92,330
	117,843,727	170,400,861	16,194,968	19,091,837	53,481,732	81,632,324

						12/31/2024
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	6,033,285	6,033,285	6,033,285
Loans, financing and debentures	101,435,531	142,028,543	13,599,011	14,235,170	50,858,667	63,335,695
Lease liabilities	6,972,915	12,099,294	1,302,590	1,176,832	3,094,493	6,525,379
Liabilities for asset acquisitions and subsidiaries	120,490	146,082	23,425	22,400	100,257
Derivative financial instruments	10,454,820	13,878,150	1,676,180	957,540	1,489,357	9,755,073
Dividends and interests on own capital payable	2,200,917	2,200,917	2,200,917
Other liabilities	143,330	143,330	60,892	82,438
	127,361,288	176,529,601	24,896,300	16,474,380	55,542,774	79,616,147
4.3 Credit risk management
Related to the possibility of non-compliance with the counterparties’ commitments as part of a transaction. Credit risk is managed on a group basis and arises from cash equivalents, marketable securities, derivative financial instruments, bank deposits, Bank Deposit Certificates ("CDB"), fixed income box, repurchase agreements, letters of credit, insurance, receivable terms of customers, and advances to suppliers for new projects, among others.
4.3.1 Trade accounts receivable
The Company has commercial and credit policies aimed at mitigating any risks arising from defaults by its customers, mainly through contracting credit insurance policies, bank guarantees provided by first-tier banks, and collateral based on liquidity. Moreover, portfolio customers are subject to internal credit analysis aimed at assessing the risks regarding payment performance, both for exports and for domestic sales.
For customer credit assessment, the Company applies a matrix based on the analysis of qualitative and quantitative aspects to determine the individual credit limits to each customer according to the identified risks. Each analysis is submitted for approval according to an established hierarchy and, if applicable, for approval at a Management meeting and by the Credit Committee.
The risk classification of trade accounts receivable is set forth below:

	Consolidated
	12/31/2025	12/31/2024
Low - current and overdue up to 30 days	6,270,686	8,899,516
Average - overdue between 30 and 90 days	154,155	174,048
High - overdue more than 90 days	267,314	89,596
	6,692,155	9,163,160

A portion of the amounts above does not consider the expected credit losses calculated based on the provision matrix of R$131,548 and R$30,300 as of December 31, 2025 and 2024, respectively.
4.3.2 Banks and financial institutions
The Company, in order to mitigate its credit risk, ensures its financial operations are diversified among banks, with a main focus on first-tier financial institutions classified as high-grade with the majority of its balance having a brAAA risk rating — that is, those with a high level of credit quality and low risk according to the main credit rating agencies.
The book value of financial assets representing exposure to credit risk is set forth below:

	Consolidated
	12/31/2025	12/31/2024
Cash and cash equivalents	15,179,753	9,018,818
Marketable securities	10,252,454	13,363,511
Derivative financial instruments (1)	9,571,661	3,887,100
	35,003,868	26,269,429
1) Does not include the derivative embedded in a forest partnership agreement for the supply of standing wood, which is not a transaction with a financial institution.
The counterparties, mainly financial institutions, with whom the transactions are performed classified under cash and cash equivalents, marketable securities and derivatives financial instruments, are rated by the main ratings agencies. The risk ratings are set forth below:

	Cash and cash equivalents and marketable securities		Derivative financial instruments
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Risk rating (1)
AAA				232,908
AA-			476,535	286,906
A+	9,055		94,638	148,029
A			6,146
A-	37,081
brAAA	24,984,803	20,830,651	8,870,122	2,747,948
brAA+	576	658,880
brAA	473	755
brAA-	252,945	19	9,246
brA	117,736	31,504
brBBB-		3
brBB		710
brBB-	17	750,359		156,450
Others	29,521	109,448	114,974	314,859
	25,432,207	22,382,329	9,571,661	3,887,100
1) We use the Brazilian Risk Ratings issued by the agencies Fitch Ratings, Standard & Poor’s and Moody’s.

4.4 Market risk management
The Company is exposed to several market risks, mainly related to fluctuations in exchange rate variations, interest rates, inflation rates, pulp selling prices and commodity prices that could affect its results and financial situation.
To mitigate the impacts, the Company has processes to monitor its exposure and policies that could support the implementation of risk management.
These policies establish the limits and the instruments to be implemented for the purpose of:
(i)Protecting cash flow due to currency mismatch;
(ii)Mitigating exposure to interest rates;
(iii)Reducing the impacts of fluctuations in commodity’s prices; and
(iv) Changes to debt indexes.
Market risk management involves the identification, assessment and implementation of the strategy, with the effective contracting of adequate financial instruments.
4.4.1 Exchange rate risk management
The fundraising, financing and currency hedging policies of the Company are guided by the fact that a substantial part of the net revenue arises from exports with prices negotiated in US Dollars, while a substantial part of the production costs are in Brazilian Reais. This structure allows the Company to enter into export financing arrangements in US Dollars, and to reconcile the financing payments with the cash flow of receivables from sales in foreign markets, using the international bond market as an important portion of its capital structure, and providing a natural cash hedge for these commitments.
Moreover, the Company enters into US$ selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus foreign currency over a 24-months’ time horizon and therefore, are matched to the availability of currency for sale in the short term.
The assets and liabilities that are exposed to foreign currency, substantially in US$, are set forth below:

	12/31/2025	12/31/2024
Assets
Cash and cash equivalents	11,919,897	6,496,039
Marketable securities	427,329	70,255
Trade accounts receivable	4,705,509	7,090,160
Derivative financial instruments	5,404,458	3,887,100
	22,457,193	17,543,554
Liabilities
Trade accounts payable	(1,075,590)	(1,350,763)
Loans and financing	(70,357,356)	(83,004,915)
Liabilities for asset acquisitions and subsidiaries	(66,446)	(93,308)
Derivative financial instruments	(4,614,888)	(10,448,379)
	(76,114,280)	(94,897,365)
	(53,657,087)	(77,353,811)
4.4.1.1 Sensitivity analysis – foreign exchange rate exposure – except for derivative financial instruments
For market risk analysis, the Company uses scenarios to evaluate both its asset and liability positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the conversion into Brazilian Reais on the balance sheet date (R$ to US$ = R$ 5.5024).
This analysis assumes that all other variables, particularly interest rates, remain constant. The other analyses considered unfavorable scenarios of the Brazilian Real against the US$ at the rates of 25% and 50% before taxes.
The following table set forth the potential impacts at their absolute amounts:

	12/31/2025
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)
Cash and cash equivalents	11,919,897	(2,979,974)	(5,959,949)
Marketable securities	427,329	(106,832)	(213,665)
Trade accounts receivable	4,705,509	(1,176,377)	(2,352,755)
Trade accounts payable	(1,075,590)	(268,898)	(537,795)
Loans and financing	(70,357,356)	(17,589,339)	(35,178,678)
Liabilities for asset acquisitions and subsidiaries	(66,446)	(16,612)	(33,223)
4.4.1.2 Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments
The Company has sales operations in US$ in the futures markets, including strategies using options, to ensure attractive levels of operating margins for a portion of its revenue. These operations are limited to a percentage of the total exposure to US$ over a 24-month horizon, and are therefore pegged to the availability of ready-to-sell foreign exchange in the short term.
In addition to the transaction described above, the Company also taken out derivative instruments linked to the US$ and subject to exchange fluctuations, seeking to adjust the debt's currency indexation to the cash generation currency, as provided for in its financial policies.
For the calculation of the mark-to-market (“MtM”) price, the exchange rate of the last business day of the period is used. These market movements caused a negative impact on the mark-to-market position entered into by the Company.
This analysis below assumes that all other variables, particularly the interest rates, remain constant. The other analyses considered unfavorable scenarios of the Brazilian Real against the US$ by 25% and 50%, before taxes, based on the base scenario on December 31, 2025.
The following table set out the possible impacts assuming these scenarios:

	12/31/2025
	Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%
Dollar/Real
Derivative financial instruments
Derivative options	979,705	(5,707,051)	(13,025,130)
Derivative swaps	(851,428)	(3,164,776)	(6,396,550)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	24,355	(121,626)	(243,252)
Embedded derivatives	112,058	(177,738)	(355,477)
Commodity Derivatives	(34,379)	(9,503)	(18,280)

4.4.2 Interest rate risk management
Fluctuations in interest rates could increase or reduce the costs of new loans and existing contracted operations.
The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow due to fluctuations in interest rates in Brazil or abroad.
4.4.2.1 Sensitivity analysis – exposure to interest rates – except for derivative financial instruments
For its market risk analysis, the Company uses scenarios to evaluate the sensitivity of changes in operations impacted by the following rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Long Term Rate ("TLP"), Special System for Settlement and Custody (“SELIC”) and SOFR, which could impact the results.
The probable scenario represents the amounts already booked, as they reflect Management’s best estimates.
This analysis assumes that all other variables, particularly exchange rates, will remain constant. The other scenarios considered a depreciation of 25% and 50% in market interest rates.
The following table set forth the possible impacts assuming these scenarios in absolute amounts:

	12/31/2025
	Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	3,204,403	(119,364)	(238,728)
Marketable securities	7,917,258	(294,918)	(589,836)
Loans and financing	8,825,045	(328,733)	(657,466)
TJLP
Loans and financing	101,302	(2,297)	(4,594)
SOFR
Loans and financing	25,195,489	(243,766)	(487,533)
4.4.2.2 Sensitivity analysis – exposure to interest rates – derivative financial instruments
These analyses considered unfavorable market interest rate scenarios with variations of 25% and 50%. This analysis assumes that all other variables remain constant.
The following table sets out the possible impacts of these assumed scenarios:

	12/31/2025
	Effect on profit or loss
	Probable	Probable 25%	Remote 50%
CDI
Derivative financial instruments
Liabilities
Derivative options	979,705	(654,459)	(1,256,399)
Derivative swaps	(851,428)	(646,114)	(1,188,904)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(851,428)	(130,162)	(253,566)
4.4.2.3 Sensitivity analysis to changes in the consumer price indices of the US economy
For the measurement of the probable scenario, the United States Consumer Price Index (“US-CPI”) was considered on December 31, 2025. The probable scenario was extrapolated considering an unfavorable variation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively.
The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	12/31/2025
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	112,058	(27,632)	(58,468)
4.4.3 Pulp and commodity price risk management
The Company is exposed to the selling price of pulp and commodity prices in the international market. The dynamics of rising and falling production capacities in the global market, demand and macroeconomic conditions may impact the Company´s operating results.
Through a specialized team, the Company monitors hardwood pulp prices and analyses future trends, adjusting the forecasts aimed at assisting with preventive measures to calculate the different scenarios. There is no sufficiently liquid financial market to mitigate the risk of a material portion of the Company’s operations. Hardwood pulp price protection instruments available on the market have low liquidity and low volume, and high levels of distortion in price formation.
The Company is also exposed to international oil prices, reflected in logistical costs for selling in the export market, and indirectly in the costs of other supply, logistics and service contracts. In such cases, the Company evaluates whether to contract derivative financial instruments to mitigate the risk of price variations in its results.
4.5 Derivative financial instruments
The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.
The fair value does not represent an obligation to make an immediate disbursement or receipt of cash, given that such an effect will only occur on the dates of contractual fulfillment or upon the maturity of each transaction, when the result will be determined, depending on the case and on the market conditions on the agreed dates.
A summary of the methodologies used for the purpose of determining the fair value by type of instrument is presented below:
(i)Swaps: the future value of the asset and liability is estimated based on the cash flows projected using the market interest rate of the currency in which the tip of the swap is denominated. The present value of the US Dollar-denominated tip is measured using the discount based on the exchange coupon curve (the remuneration, in US Dollars, of the Reais invested in Brazil) and in the case of the R$-denominated tip, the discount is made using Brazil's interest curve, being the future curve of the DI, considering the credit risk of both the Company and the counterparty. The exception is pre-fixed contracts x US$, for which the present value of the tip denominated in US$ is measured through a discount using the SOFR curve disclosed by Bloomberg. The fair value of the contract is the difference between these two points. Interest rate curves were obtained from B3.
(ii)Options (Zero Cost Collar): the fair value was calculated based on the Garman Kohlhagen model, considering both the Company’s and the counterparty credit risk. Volatility information and interest rates are observable and obtained from the B3 exchange and are used to calculate the fair values.
(iii)Non-deliverable forward (“NDF”) contracts: a projection of the future currency quote is made, using the exchange coupon curves and the future DI curve for each maturity. Next, the difference between this quotation and the rate at which the operation was contracted is verified, considering the credit risk of the Company and the counterparty. This difference is multiplied by the notional value of each contract and brought to its present value based on the future DI curve. Interest rate curves were obtained from B3.
(iv)Swap US-CPI: liability cash flows are projected based on the US inflation curve US-CPI, obtained based on the implicit rates for inflation-linked US securities (Treasury Protected against Inflation – “TIPS”), disclosed by Bloomberg. Cash flows from the asset components are projected at the fixed rates implicit in the embedded derivatives. The fair value of an embedded derivative is the difference between the two components, adjusted to present value base on the curve of the exchange coupon obtained from B3.
(v)Swap VLSFO (marine fuel): a future projection of the asset price is made, using the future price curve disclosed by Bloomberg. Next, the difference between this projection and the rate at which the operation was contracted is verified, considering both of Company’s and the counterparty’s credit risk. This difference is multiplied by the notional value of each contract and adjusted to present value using the SOFR curve disclosed by Bloomberg.
The yield curves used to calculate the fair value as of December 31, 2025 are as set forth below:

Interest rate curves
Term	Brazil (1)	United States of America (2)	US Dollar coupon (1)
1M	14.90% p.a	3.70% p.a	23.28% p.a
6M	14.57% p.a	3.58% p.a	7.91% p.a
1Y	13.82% p.a	3.43% pa.	6.36% p.a
2Y	13.19% p.a	3.31% p.a	5.58% p.a
3Y	13.19% p.a	3.35% pa.	5.45% p.a
5Y	13.47% p.a	3.48% p.a	5.64% p.a
10Y	13.53% p.a	3.81% p.a	6.77% p.a

1) Source: B3
2) Source: Bloomberg
4.5.1 Outstanding derivatives by contract type, including embedded derivatives
The positions of outstanding derivatives are set forth below:

	Notional value, net in U.S.$		Fair value in R$
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Instruments as part of cash flow protection strategy
Cash flow hedge
Zero Cost Collar	6,156,400	6,852,200	979,705	(4,328,970)
NDF (R$ x US$)	90,000	581,000	24,355	(331,876)

Debt hedges
Swap SOFR x Fixed (US$)	2,400,260	1,973,705	92,248	394,129
Swap IPCA x CDI (notional in Brazilian Reais)	10,466,620	8,128,395	(660,777)	(825,899)
Swap CNY x Fixed (US$)	362,736		35,288	(6,440)
Swap CDI x Fixed (US$)	1,635,783	909,612	(161,443)	(776,261)
Pre-fixed Swap to CDI (notional in Brazilian Reais)	2,400,000		8,362
Swap CDI x SOFR (US$)	660,171	610,171	(165,105)	(590,764)
Swap SOFR x SOFR (US$)		150,961		(37,850)

Commodity Hedge and other
Swap US$ e US-CPI (1)	153,342	138,439	112,058	(80,759)
Zero Cost Collar (Brent)	359,677	163,941	(33,279)	6,097
Swap VLSFO/Brent	1,217	39,706	(1,100)	10,873
			230,312	(6,567,720)

Current assets			1,556,978	1,006,427
Non-current assets			8,014,683	2,880,673
Current liabilities			(1,205,029)	(2,760,273)
Non-current liabilities			(8,136,320)	(7,694,547)
			230,312	(6,567,720)
(1)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.
The current contracts and the respective protected risks are set forth below:
(i)Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation of the Interbank Deposit rate (“DI”) for a fixed rate in US$. The objective is to change the debt indexed in Brazilian Reais to US$, in compliance with the Company's natural exposure to US$ receivables.
(ii)Swap IPCA x CDI (notional in Brazilian Reais): positions in conventional swaps exchanging the variation of the Amplified Consumer Price Index (“IPCA”) for the DI rate. The objective is to change the debt indexed in reais, in compliance with the Company's cash position in Brazilian Reais, which is also indexed to DI.
(iii)Swap SOFR x Fixed US$: positions in conventional swaps exchanging a post-fixed rate (SOFR) for a fixed rate in US$. The objective is to protect the cash flow against changes in the US interest rate.
(iv)Pre-Fixed Swap R$ x Fixed US$: positions in conventional swaps of a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Brazilian Reais to US$, in compliance with the Company's natural exposure to US$ receivables.
(v)SOFR x SOFR Swap: swap position exchanging a fixed rate added to SOFR for another fixed rate added to SOFR. The objective is to generate a fee discount for Prepayment with the banking institution, allowing for reversal mechanisms.
(vi)CDI x SOFR Swap: positions in conventional swaps exchanging the variation in the Interbank Deposit rate (“DI”) for a post-fixed rate (“SOFR”) US$. The objective is to change the debt index in reais to US$, aligning with the natural exposure of the Company's US$ receivables and capturing a lower cost of debt through the fluctuation of SOFR rate projections.
(vii)Swap CNH x USD: swap positions exchanging a fixed rate in Chinese yuan for a fixed rate in US$. The objective is to change the exposure of debts in yuan to US$, aligning with the natural exposure of the Company's receivables in US$.
(viii)Zero Cost Collar: positions in an instrument that consists of the simultaneous combination of a purchase of put options and the sale of call options in US$, with the same principal amount and maturity, with the objective of protecting the cash flow of exports. Under this strategy, an interval is established where there is no deposit or receipt of financial margin at the option maturity. The objective is to protect the cash flow of exports against the depreciation of the Brazilian Real.
(ix)Non-Deliverable Forward contracts (“NDF”): short positions in US$ futures contracts with the objective of protecting the cash flow from exports against the depreciation of the Brazilian Real.
(x)Swap US-CPI: The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.
(xi)Non-Deliverable Forward contracts: EUR and US$: call positions at EUR/US$ parity to protect the Capex cash flow of the Cerrado project against the appreciation of the Euro.
(xii)Swap Very Low Sulphur Fuel Oil / Brent (“VLSFO”): Long positions in oil, aimed at hedging logistical costs related to maritime freight contracts against the increase in oil prices.
(xiii)Zero Cost Collar (Brent): positions in an instrument that consists of the simultaneous combination of buying call options and selling put options for oil - Brent, with the same principal value and maturity, with the objective of protecting input costs of oil derivatives. In this strategy, an interval is established where there is no deposit or receipt of financial margin at the expiration of the options. The objective is to protect costs against rising oil prices.
The variation in the fair values of derivatives on December 31, 2025 compared to the fair values measured on December 31, 2024 are explained substantially by the appreciation of the Brazilian Real against the US$ and by settlements during the year.
There were also impacts caused by the variations in the Pre Fixed, Foreign Exchange Coupon and SOFR curves in the operations.
It is important to highlight that the outstanding agreements on December 31, 2025 are over-the-counter market operations, without any type of collateral margin or forced early settlement clause due to variations from market marking.
4.5.2 Fair Value Maturity Schedule (net amounts)

	12/31/2025	12/31/2024
2026	351,949	(1,753,846)
2027	674,290	(1,699,768)
2028	96,273	(36,905)
2029 onwards	(892,200)	(3,077,201)
	230,312	(6,567,720)
4.5.3 Outstanding assets and liabilities derivatives positions
The outstanding derivatives positions are set forth below:

		Notional value		Fair value in R$
	Currency	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Debt hedges
Assets
Swap CDI to Fixed	R$	8,788,534	4,748,394	2,525,172	1,482,759
Swap Pre-Fixed to US$	US$
Swap SOFR to Fixed	US$	2,400,260	1,973,705	492,458	424,824
Swap IPCA to CDI	R$	11,059,169	8,382,699	1,549,779	927,586
Pre-fixed Swap to CDI	R$	2,400,000		1,562,789
Swap CDI to SOFR	R$	3,399,600	3,117,625	915,431	754,173
Swap CNY to Fixed	CNY	2,600,000		509,116
Swap SOFR to SOFR	US$		150,961		4,949
				7,554,745	3,594,291
Liabilities
Swap CDI to Fixed	US$	1,635,783	909,612	(2,686,614)	(2,259,020)
Swap Pre-Fixed to US$	US$
Swap SOFR to Fixed	US$	2,400,260	1,973,705	(400,210)	(30,695)
Swap IPCA to CDI	R$	10,466,620	8,128,395	(2,210,556)	(1,753,485)
Pre-fixed Swap to CDI	R$	2,400,000		(1,554,427)
Swap CDI to SOFR	US$	660,171	610,171	(1,080,537)	(1,344,937)
Swap CNY to Fixed	US$	362,736		(473,828)	(6,440)
Swap SOFR to SOFR	US$		150,961		(42,799)
				(8,406,172)	(5,437,376)
				(851,427)	(1,843,085)
Cash flow hedge
Zero Cost Collar (US$ x R$)	US$	6,156,400	6,852,200	979,705	(4,328,970)
NDF (R$ x US$)	US$	90,000	581,000	24,355	(331,876)
				1,004,060	(4,660,846)
Commodity Hedge and other
Swap US-CPI (standing wood) (1)	US$	153,342	138,439	112,058	(80,759)
Zero Cost Collar (Brent)	US$	359,677	163,941	(33,279)	6,097
Swap VLSFO/Brent	US$	1,217	39,706	(1,100)	10,873
				77,679	(63,789)
				230,312	(6,567,720)
(1)The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.
4.5.4 Fair value settled amounts
The settled derivatives positions are set forth below:

	12/31/2025	12/31/2024
Cash flow hedge
Zero Cost Collar (R$ x US$)	9,922	645,759
NDF (R$ x US$)	(15,388)	(68,695)
NDF (€ x US$)	(26)	73,781
	(5,492)	650,845

Commodity Hedge and other	(712)	89,327
Swap VLSFO/Brent	(712)	89,327

Debt hedges
Swap CDI to Fixed (US$)	408,373	(1,635,058)
Swap IPCA to CDI (Brazilian Reais)	(321,139)	(59,243)
Swap CNH to fixed US$	(16,455)
Swap Pre-Fixed to US$		(221,462)
Swap SOFR to SOFR (US$)	1,504
Swap CDI to SOFR (US$)	212,326	19,074
Swap SOFR to Fixed (US$)	252,250	603,737
	536,859	(1,290,753)
	530,655	(550,581)
4.6 Fair value hierarchy
Financial instruments are measured at fair value, which considers the fair value as the price that would be received from selling an asset or paid to transfer a liability in an unforced transaction between market participants at the measurement date.
Depending on the inputs used for measurement, the financial instruments at fair value may be classified into three hierarchical levels:
(i)Level 1 – Based on quoted prices (unadjusted) for identical assets or liabilities in active markets. A market is considered active if it trades frequently and at a sufficient volume to provide pricing information immediately and continuously, usually obtained from a commodity and stock exchange, pricing service or regulatory agency, and if the prices represent actual market transactions, which occur regularly on a commercial basis;
(ii)Level 2 - Based on the prices quoted in active markets for similar assets or liabilities, the prices quoted for identical or similar assets or liabilities in non-active markets, evaluation models for which inputs are observable , such as rates of interest and yield curves, credit volatilities and spreads, and market corroborated information. Assets and liabilities classified in this category are measured based on the discounted cash flow and interest accrual, respectively, for derivative financial instruments and marketable securities. The observable inputs include interest rates and curves, volatility factors and foreign exchange rates; and
(iii)Level 3 – Based on unquoted data for assets and liabilities, where the Company applies the income approach technique using the discounted cash flow model. The observable inputs used are the IMA, discount rate and eucalyptus average gross sales price.
For the year ended December 31, 2025, there were no changes between the levels of hierarchy and no transfers between levels 1, 2 and 3.

				12/31/2025
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		9,571,661		9,571,661
Marketable securities	1,274,439	8,978,015		10,252,454
	1,274,439	18,549,676		19,824,115
At fair value through other comprehensive income
Other investments (note 14.1)	865,986		35,195	901,181
	865,986		35,195	901,181

Biological assets			26,097,164	26,097,164
			26,097,164	26,097,164
Total assets	2,140,425	18,549,676	26,132,359	46,822,460

Liabilities
At fair value through profit or loss
Derivative financial instruments		9,341,349		9,341,349
		9,341,349		9,341,349
		9,341,349		9,341,349

				12/31/2024
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		3,887,100		3,887,100
Marketable securities	1,203,776	12,159,735		13,363,511
	1,203,776	16,046,835		17,250,611

At fair value through other comprehensive income
Other investments - (note 14.1)			38,196	1,138,066
	1,099,870		38,196	1,138,066

Biological assets			22,283,001	22,283,001
			22,283,001	22,283,001
Total assets	2,303,646	16,046,835	22,321,197	40,671,678

Liabilities
At fair value through profit or loss
Derivative financial instruments		10,454,820		10,454,820
		10,454,820		10,454,820
Total liabilities		10,454,820		10,454,820
4.7 Cybersecurity
Suzano has a Public Information Security Policy, which aims to establish guidelines regarding cyber security management and controls at Suzano, seeking to mitigate vulnerabilities, preserve and protect assets, mainly information and personal data, in accordance with current laws, regulations and contractual obligations, covering the confidentiality, integrity, availability, authenticity and legality of information. The Policy establishes responsibilities to avoid damages, which may represent financial impacts, image and reputation, exposure of information, interruption of operations, among other damages due to cyber-attacks.
For the year ended December 31, 2025, no material incidents associated with cybersecurity were identified that could affect the confidentiality, integrity and/or availability of the systems used by the Company.
4.8 Climate change
4.8.1 Risks linked to climate change and the sustainability strategy
In view of the nature of the Company's operations, there is inherent exposure to risks related to climate change.
The Company's assets, notably biological assets, which are measured at fair value (Note 13), property, plant and equipment (Note 15) and intangible assets (Note 16), may be impacted by climate change, the risks of which were evaluated in the context of preparation of financial statements. For the year ended December 31, 2025, Management considered the main risk data and assumptions highlighted below:
(i)Possible impacts on the determination of fair value in biological assets due to: Effects of climate change, such as temperature rises and scarcity of water resources, could impact some of the assumptions used in accounting estimates related to the Company's biological assets, as follow:
•Loss of biological assets due to fires and impacts arising from the greater presence and resistance of pests and other forest diseases favored by the gradual increase in temperature;
•Reduction in productivity and expected growth (“IMA”) due to reduced availability of water resources in river basins and other atypical weather events such as droughts, frosts and torrential rains; and
•Interruptions to the production chain due to adverse weather events.
(ii)Scarcity of water resources in the industry: although our units are efficient in the use of water, there are contingency plans for all units affected by possible water shortages and action plans to confront the water crisis in critical regions.
(iii)Structural changes in society and their impacts on business, such as:
•Regulatory and legal: arising from changes in the Brazilian and/or international scope that require capital investment in new technologies and/or operating costs. Among the expected topics are carbon pricing, customs carbon taxation, trade barriers and/or commercial restrictions related to businesses’ alleged contributions, even if indirect, to the intensification of climate change, which increase the risk of litigation;
•Technological: arising from the emergence of improvements and innovations towards an economy with greater energy efficiency and lower carbon. Suzano should continue investing in technology to reduce greenhouse gas emissions;
•Markets: arising from changes to the supply of and demand for certain products and services as climate-related issues begin to be considered in decision-making. The market should increasingly prioritize the reduction of carbon emissions and more sustainable business practices, which may lead to changes in demand for and revenues from Suzano’s products and an increase in demand for renewable forests and other sustainable products; and
•Reputational: related to the perceptions of customers and society in general regarding the positive or negative contribution of an organization to a low carbon economy.
(iv)Natural storms, hurricanes, and cyclones: events exacerbated by climate change that can generate direct and/or indirect impacts on Suzano's industrial and forestry operations (material damage and operational disruptions) as well as on its logistics operations and value chain.
4.8.2 Compliance with contractual clauses related to sustainability in debt securities and sustainable loans (Sustainability Linked Bonds - “SLB” and Sustainability Linked Loans – “SLL”)
The Company issued debt securities and loans linked to sustainability performance targets ("Sustainability Performance Targets - SPT") related to the reduce the intensity of our greenhouse gas emissions, reduce the intensity of water capture for use in industrial processes, the implementation of ecological corridors connecting areas of native vegetation and increase the percentage of women in leadership positions. Non-compliance with these targets may generate future increases in the cost of said debts, while the compliance with the targets may result in a reduction in the cost of SLL's, as provided for in the respective contracts.
The Company issued securities based on the SLB Principles, expanding over time the scope of the targets linked to these instruments, which came to include, in addition to environmental objectives, social targets, including diversity, equity, and inclusion. The established targets and their respective financial impacts on instruments classified as SLBs are detailed in the public offering prospectuses of each transaction.
Additionally, the Company entered into Sustainability-Linked Loans (SLLs) with financial institutions and syndicates of commercial banks, in accordance with the SLL Principles guidelines, reinforcing the integration of sustainability criteria into its financing strategy.
4.8.3 Climate risk management
The Company has a structure dedicated to corporate risk management, including risks related to climate change, with its own methodologies, tools and processes aimed at ensuring the identification, assessment and treatment of its main risks. Such a structure, through its management framework, enables continuous monitoring of risks and their potential impacts, the identification of the variables involved, and the tracking of mitigating measures aimed at reducing the identified exposures.
The Company's assessment of the potential physical impacts of climate change, as well as those arising from the transition to a low carbon economy is carried out on an ongoing basis, and will continue to evolve.
4.8.4 Opportunities linked to climate change and the sustainability strategy
4.8.4.1 Securities with clauses related to sustainability
As disclosed in note 4.8.2, Suzano has Sustainability Linked Bonds (SLB) and Sustainability Linked Loan (SLL) linked to environmental performance indicators associated with a goal to reduce greenhouse gases, intensity the capture of water resources, biodiversity, and aspects of diversity and inclusion, evidencing the Company's commitment as part of the solution to the global climate crisis and in convergence with the implementation of its long-term goals. These funding linked to sustainability goals allow for differentiated interest rates.
4.9 Capital management
The main objective is to strengthen the Company’s capital structure, aiming to maintain an appropriate level of financial leverage while mitigating risks that could affect the availability of capital for business development.
The Company continuously monitors significant indicators, such as consolidated financial leverage, which is the ratio of total net debt to adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).